Franklin Strategic Mortgage Portfolio
Statement of Investments, December 31, 2012 (unaudited)

	Principal Amount*		Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities 32.2%			
Finance 32.2%			
[a]AFC Home Equity Loan Trust, 1997-4, 2A2, 0.85%, 12/22/27	212,613	$	188,156
[b]Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41 (Cayman Islands)	1,598,000		51,951
[a,b]Arkle Master Issuer PLC, 2010-2A, 1A1, 144A, 1.711%, 5/17/60 (Great Britain)	750,000		756,013
Banc of America Commercial Mortgage Inc.,			
2006-1, AJ, 5.46%, 9/10/45	1,000,000		1,050,403
2006-4, AJ, 5.695%, 7/10/46	450,000		428,916
2006-4, AM, 5.675%, 7/10/46	300,000		340,603
[a]Banc of America Funding Corp., 2006-G, 2A3, 0.381%, 7/20/36	177,711		175,788
[a,b]Banc of America Large Loan, 2010-HLTN, 144A, 2.509%, 11/15/15	1,098,579		1,099,367
[a,b]Bayview Commercial Asset Trust, 2006-CD1A, A-1, 144A, 1.515%, 7/25/23 (Canada)	49,540	CAD	49,887
[a]Bear Stearns Alt-A Trust, 2004-13, A2, 1.09%, 11/25/34	342,437		306,820
Bear Stearns Commercial Mortgage Securities Inc.,			
[a]2006-PW11, AJ, 5.454%, 3/11/39	750,000		767,720
[a]2006-PW12, Cl AJ, 5.751%, 9/11/38	300,000		297,910
2006-PW13, AJ, 5.611%, 9/11/41	750,000		733,256
[a]2007-PW16, AM, 5.717%, 6/11/40	750,000		847,132
CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33	843,344		867,236
Citigroup Commercial Mortgage Trust,			
2006-C5, AJ, 5.482%, 10/15/49	440,000		420,057
[a]2007-C6, AM, 5.702%, 6/10/17	500,000		569,246
[a]2008-C7, A2B, 6.063%, 12/10/49	251,385		254,843
[a]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, 5.688%, 10/15/48	450,000		382,305
[b]Countryplace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%, 7/15/37	906,055		947,458
Countrywide Asset-Backed Certificates,			
[a]2004-1, M1, 0.96%, 3/25/34	250,000		235,355
[a]2004-7, MV3, 0.91%, 12/25/34	200,000		197,704
[a]2004-14, M1, 0.72%, 6/25/35	431,845		416,758
2005-12, 1A3, 4.947%, 4/25/33	369,596		373,698
Countrywide Home Loans, 2003-14, A3, 5.50%, 6/25/33	422,496		428,632
[a,b]Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, 5.371%, 3/26/36	300,000		317,246
[b]CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35 (Cayman Islands)	280,000		286,045
[a,b]CT CDO IV Ltd., 2006-4A, A1, 144A, 0.521%, 10/20/43 (Cayman Islands)	272,411		251,557
[a]First Franklin Mortgage Loan Asset-Backed Certificates,			
2004-FF11, 1A2, 0.91%, 1/25/35	280,716		273,611
2005-FF6, M1, 0.63%, 5/25/36	300,000		290,421
FNMA,			
[a]2007-1, NF, 0.46%, 2/25/37	433,197		435,540
G93-33, K, 7.00%, 9/25/23	939,154		1,076,665
[a,b]Fosse Master Issuer PLC, 2011-1A, A2, 144A, 1.725%, 10/18/54 (Great Britain)	449,212		455,771
[b]G-Force 2005-RR LLC, 2005-RRA, A2, 144A, 4.83%, 8/22/36	270,285		272,481
GMAC Commercial Mortgage Securities Inc.,			
[a]2004-C3, D, 5.044%, 12/10/41	975,000		355,875
2005-C1, B, 4.936%, 5/10/43	800,000		417,310
Green Tree Financial Corp.,			
1996-2, M1, 7.60%, 4/15/26	407,875		388,359
1996-3, M1, 7.70%, 5/15/27	257,887		211,258
1997-3, A6, 7.32%, 3/15/28	51,279		56,482
1997-6, A7, 7.14%, 1/15/29	37,965		40,986
1998-4, A7, 6.87%, 4/01/30	192,200		206,473
1999-1, A6, 6.37%, 7/01/25	86,429		86,486
1999-3, A7, 6.74%, 2/01/31	398,098		397,354
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	600,000		587,170
[a]Greenpoint Mortgage Funding Trust, 2005-HE4, 2A4C, 0.93%, 7/25/30	181,997		180,459
[a]Greenwich Capital Commercial Funding Corp., 2006-GG7, AJ, 5.867%, 7/10/38	400,000		389,259
[a]GSAMP Trust, 2005-HE3, M2, 0.88%, 6/25/35	432,084		418,620
[a,b]Holmes Master Issuer PLC, 2010-1A, A2, 144A, 1.74%, 10/15/54 (Great Britain)	619,742		625,646
[a]Home Equity Mortgage Trust, 2004-4, M3, 1.185%, 12/25/34	623,352		503,978

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Strategic Mortgage Portfolio

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

JPMorgan Chase Commercial Mortgage Securities Corp.,		
[a]2006-CB14, AM, 5.455%, 12/12/44	1,000,000	1,089,586
[a]2006-CB14, B, 5.546%, 12/12/44	1,000,000	262,500
2006-CB17, AM, 5.464%, 12/12/43	350,000	366,117
[a]2006-LDP7, AJ, 5.872%, 4/15/45	300,000	292,597
[a]JPMorgan Mortgage Acquisition Corp., 2006-ACC1, A4, 0.36%, 5/25/36	558,244	533,860
[a,b]Kildare Securities Ltd., 2007-1A, A2, 144A, 0.431%, 12/10/43 (Ireland)	402,064	385,344
Lehman ABS Corp., 2003-1, A1, 5.00%, 12/25/33	961,199	967,614
[a,b]LNR CDO 2003-1 Ltd., 2003-1A, B, 144A, 1.511%, 7/23/36 (Cayman Islands)	400,000	395,554
[a]Master Asset-Backed Securities Trust, 2004-HE1, M2, 0.94%, 9/25/34	250,000	233,067
[a]Merrill Lynch Mortgage Investors Inc., 2003-A, 1A, 0.95%, 3/25/28	562,562	552,281
[a]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, 5.273%, 11/12/37	322,000	338,495
[a]Morgan Stanley ABS Capital I Inc. Trust,		
2003-HE1, M1, 1.41%, 5/25/33	554,365	482,270
2003-NC9, M, 1.335%, 9/25/33	626,687	478,001
2005-WMC, M2, 0.945%, 1/25/35	443,548	408,810
[a]Morgan Stanley Capital I Trust, 2006-HQ8, AJ, 5.50%, 3/12/44	399,000	405,549
[a,b]Newcastle CDO IV Ltd., 2004-4A, 1, 144A, 0.71%, 3/24/39 (Cayman Islands)	264,625	252,240
[a]Novastar Home Equity Loan, 2004-4, M4, 1.86%, 3/25/35	1,500,000	1,415,662
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	819,756	836,846
[a]PHHMC Mortgage Pass Through Certificates, 2005-3, A4, 5.318%, 6/18/35	94,003	94,162
Residential Asset Securities Corp.,		
2004-KS1, AI4, 4.213%, 4/25/32	340,964	338,794
2004-KS8, AI6, 4.79%, 9/25/34	586,538	580,005
[a]2005-AHL2, A2, 0.47%, 10/25/35	42,596	42,341
[a]Residential Funding Mortgage Securities II, 2004-HI3, A5, 5.48%, 6/25/34	283,169	296,084
[a]Soundview Home Equity Loan Trust, 2005-D01, M2, 0.66%, 5/25/35	524,729	522,589
[a]Specialty Underwriting & Residential Finance, 2005-BC3, M1, 0.66%, 6/25/36	532,745	529,006
[b]Springleaf Mortgage Loan Trust, 2012-2A, A, 144A, 2.22%, 10/25/57	273,552	276,606
[a,b]Terwin Mortgage Trust, 2005-8HE, A3, 144A, 0.58%, 7/25/35	502,758	501,414
[a]Travelers Mortgage Services Inc., 1998-5A, A, 2.53%, 12/25/18	58,675	58,374
Vanderbilt Mortgage Finance, 2002-C, M1, 7.82%, 12/07/32	436,603	445,525
Wachovia Bank Commercial Mortgage Trust,		
[a] 5.733%, 5/15/16	1,000,000	709,155
[b]2003-C7, A2, 144A, 5.077%, 10/15/35	400,000	408,966
[a]2006-C25, AJ, 5.733%, 5/15/43	300,000	305,583
[a,b]2007-WHL8, A1, 144A, 0.289%, 6/15/20	251,104	247,289
Wells Fargo Mortgage Backed Securities Trust,		
[a]2004-W, A9, 2.762%, 11/25/34	341,459	354,691
[a]2005-AR10, 2A3, 2.616%, 6/25/35	340,065	337,354
2007-3, 3A1, 5.50%, 4/25/37	214,699	222,270
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $35,714,904)		36,678,867
Mortgage-Backed Securities 98.9%		
[a]**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 11.9%**		
FHLMC, 1.875%, 4/01/17	18,564	19,422
FHLMC, 2.001%, 11/01/16	89,211	91,134
FHLMC, 2.079%, 5/01/20	92,338	94,207
FHLMC, 2.184%, 11/01/25	60,358	63,636
FHLMC, 2.232%, 7/01/22	573,886	613,709
FHLMC, 2.293%, 5/01/22	47,380	47,635
FHLMC, 2.32%, 3/01/19	67,247	68,048
FHLMC, 2.355%, 1/01/32	43,921	45,766
FHLMC, 2.375%, 4/01/18	43,636	44,096
FHLMC, 2.389%, 4/01/24	102,652	103,517
FHLMC, 2.461%, 1/01/31	117,499	126,120
FHLMC, 2.593%, 12/01/30	59,721	64,137
FHLMC, 2.60%, 7/01/24	8,736	8,830
FHLMC, 2.77%, 4/01/31	59,713	60,372
FHLMC, 2.791%, 11/01/37	2,794,068	2,985,163
FHLMC, 2.812%, 5/01/37	1,259,903	1,352,527
FHLMC, 2.831%, 11/01/37	1,393,398	1,488,872
FHLMC, 2.881%, 10/01/36	692,612	742,725
FHLMC, 3.033%, 8/01/31	27,641	27,979
FHLMC, 3.034%, 6/01/37	3,902,860	4,191,939
FHLMC, 3.092%, 1/01/28	183,553	190,889

Franklin Strategic Mortgage Portfolio

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

	Principal Amount	
Repurchase Agreements (Cost $13,902,825) 12.2%		
[f]Joint Repurchase Agreement, 0.154%, 1/02/13 (Maturity Value $13,902,944)	13,902,825	13,902,825
BNP Paribas Securities Corp. (Maturity Value $1,809,885)		
Credit Suisse Securities (USA) LLC (Maturity Value $2,262,426)		
Deutsche Bank Securities Inc. (Maturity Value $1,459,809)		
HSBC Securities (USA) Inc. (Maturity Value $4,072,312)		
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,809,885)		
Morgan Stanley & Co. LLC (Maturity Value $678,742)		
UBS Securities LLC (Maturity Value $1,809,885)		
Collateralized by U.S. Government Agency Securities, 0.00% - 6.21%, 1/15/13 - 1/22/37; U.S. Treasury Bonds, 11.25%, 2/15/15; and U.S. Treasury Notes, 0.25% - 2.00%, 11/30/13 - 9/15/15 (valued at $14,182,459)		
Total Investments (Cost $165,955,395) 148.3%		168,983,497
Other Assets, less Liabilities (48.3)%		(55,050,621)
Net Assets 100.0%		$ 113,932,876

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]The coupon rate shown represents the rate at period end.

[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2012, the aggregate value of these securities was $7,580,835, representing 6.65% of net assets.

[c]A portion or all of the security purchased on a to-be-announced (TBA) basis.

[d]Non-income producing.

[e]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

[f]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2012, all repurchase agreements had been entered into on that date.

At December 31, 2012, the Fund had the following financial futures contracts outstanding. See Note 3.

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Long Bond	Long	3	$ 442,500	3/19/13	$ -	$ (1,322)

Abbreviations

Currency

CAD - Canadian Dollar

Selected Portfolio

CDO - Collateralized Debt Obligation
PC - Participation Certificate
PL - Project Loan
SF - Single Family

Franklin Strategic Mortgage Portfolio

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act)
as an open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivative financial instruments
(derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into exchange traded financial futures contracts primarily to manage exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date.
Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract.